Future Minimum Contractual Revenue	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Future Minimum Contractual Revenue

NOTE 17 – FUTURE MINIMUM CONTRACTUAL REVENUE

The future minimum contractual lease income (charter-out rates are presented net of commissions and assume no off-hires days) as of December 31, 2019, is as follows:

Amount
2020	$115,353
2021	82,439
2022	71,908
2023	55,292
2024 and thereafter	190,316

Total	$515,308